PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAYMENT AND OTHER CURRENT ASSETS
Schedule of prepayment and other current assets

	As of December 31,
	2018	2019
Value added tax recoverable	70,908	112,362
Rebate receivable from suppliers	58,827	57,749
Deposits (Note)	11,602	8,831
Advance to suppliers	3,315	14,807
Prepaid IT & Insurance expense	5,034	7,249
Interest receivable	2,124	612
Others	9,337	6,994
Total	161,147	208,604

Note: Deposits consist of amounts paid to certain vendors for advertising and rentals utilized within one year.